Loans and amounts due from credit institutions (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans And Amounts Due From Credit Institutions Classification [Abstract]
Loans and receivables		R$ 0	R$ 0	R$ 65,209,902
Financial Assets Measured At Amortized Cost		109,233,128	0	0
Of which:
Loans and amounts due from credit institutions, gross		109,246,671	79,620,562	65,278,917
Impairment losses (note 9.c)		(13,543)	(13,561)	(69,015)
Loans and amounts due from credit institutions		109,233,128	79,607,001	65,209,902
Loans and amounts due from credit institutions, gross		109,247,248	0	65,278,917
Type:
Time deposits	[1]	66,908,232	64,547,525	53,128,272
Reverse repurchase agreements	[1],[2]	100,246	3,728,963	270,735
Escrow deposits		11,424,537	10,182,936	10,136,079
Cash and Foreign currency investments	[1],[3]	0	0	0
Other accounts	[3]	30,814,233	1,161,138	1,743,831
Total		R$ 109,247,248	R$ 79,620,562	R$ 65,278,917

[1]	Includes R$100,246 of short-term transactions with a low risk of change in value, considered cash equivalents.
[2]	Guaranteed by debt instruments.
[3]	In 2019, the balances related to compulsory deposits were reclassified from cash and reserves at the Central Bank of Brazil to the item Loans and other amounts with credit institutions for better presentation and, consequently, the respective comparative balances also have been reclassified.